Loans Receivable - Loans Receivable by Geographic Location (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,950,608,000	$ 9,823,270,000
Ratio of loans by geographic location to total loans	100.00%
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,209,774,000
Ratio of loans by geographic location to total loans	47.60%
Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,587,599,000
Ratio of loans by geographic location to total loans	14.50%
Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,042,935,000
Ratio of loans by geographic location to total loans	9.50%
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 817,578,000
Ratio of loans by geographic location to total loans	7.50%
Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 768,060,000
Ratio of loans by geographic location to total loans	7.00%
Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 465,372,000
Ratio of loans by geographic location to total loans	4.20%
New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 457,487,000
Ratio of loans by geographic location to total loans	4.20%
Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 411,600,000
Ratio of loans by geographic location to total loans	3.80%
Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 190,203,000
Ratio of loans by geographic location to total loans	1.70%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,658,827,000
Ratio of loans by geographic location to total loans	51.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single-family residential | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,926,555,000
Ratio of loans by geographic location to total loans	26.80%
Percentage of loans by geographic area as a percentage of loan type	51.60%
Single-family residential | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 664,932,000
Ratio of loans by geographic location to total loans	6.10%
Percentage of loans by geographic area as a percentage of loan type	11.80%
Single-family residential | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 546,080,000
Ratio of loans by geographic location to total loans	5.00%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Single-family residential | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 216,902,000
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	3.80%
Single-family residential | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 474,390,000
Ratio of loans by geographic location to total loans	4.30%
Percentage of loans by geographic area as a percentage of loan type	8.40%
Single-family residential | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 284,212,000
Ratio of loans by geographic location to total loans	2.50%
Percentage of loans by geographic area as a percentage of loan type	5.00%
Single-family residential | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 186,061,000
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Single-family residential | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 202,541,000
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	3.60%
Single-family residential | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 157,154,000
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	2.80%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,124,289,000
Ratio of loans by geographic location to total loans	10.30%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi-family | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 287,999,000
Ratio of loans by geographic location to total loans	2.60%
Percentage of loans by geographic area as a percentage of loan type	25.70%
Multi-family | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 332,311,000
Ratio of loans by geographic location to total loans	3.00%
Percentage of loans by geographic area as a percentage of loan type	29.60%
Multi-family | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 292,830,000
Ratio of loans by geographic location to total loans	2.70%
Percentage of loans by geographic area as a percentage of loan type	26.00%
Multi-family | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,448,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Multi-family | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 47,374,000
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	4.20%
Multi-family | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 33,043,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	2.90%
Multi-family | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 97,699,000
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	8.70%
Multi-family | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 29,458,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	2.60%
Multi-family | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,127,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 118,497,000
Ratio of loans by geographic location to total loans	1.10%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - acquisition & development | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 74,017,000
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	62.50%
Land - acquisition & development | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,953,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.20%
Land - acquisition & development | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,142,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.50%
Land - acquisition & development | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 443,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Land - acquisition & development | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 958,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.80%
Land - acquisition & development | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,761,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	4.00%
Land - acquisition & development | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,417,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	10.50%
Land - acquisition & development | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,806,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.10%
Land - acquisition & development | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 104,568,000
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - consumer lot loans | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 59,371,000
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	56.80%
Land - consumer lot loans | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,403,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	11.90%
Land - consumer lot loans | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 9,014,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Land - consumer lot loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 11,157,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	10.70%
Land - consumer lot loans | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,448,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Land - consumer lot loans | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,910,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.70%
Land - consumer lot loans | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,274,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.20%
Land - consumer lot loans | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 979,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Land - consumer lot loans | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,012,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.90%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 473,069,000
Ratio of loans by geographic location to total loans	4.40%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - custom | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 277,877,000
Ratio of loans by geographic location to total loans	2.50%
Percentage of loans by geographic area as a percentage of loan type	58.90%
Construction - custom | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 52,709,000
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	11.10%
Construction - custom | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 45,536,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	9.60%
Construction - custom | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 11,228,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Construction - custom | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 33,036,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	7.00%
Construction - custom | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 17,120,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	3.60%
Construction - custom | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 18,128,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	3.80%
Construction - custom | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,610,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.20%
Construction - custom | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,825,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,110,411,000
Ratio of loans by geographic location to total loans	10.10%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 470,720,000
Ratio of loans by geographic location to total loans	4.30%
Percentage of loans by geographic area as a percentage of loan type	42.40%
Construction | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 122,958,000
Ratio of loans by geographic location to total loans	1.10%
Percentage of loans by geographic area as a percentage of loan type	11.10%
Construction | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 43,300,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	3.90%
Construction | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 110,843,000
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	10.00%
Construction | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 143,246,000
Ratio of loans by geographic location to total loans	1.30%
Percentage of loans by geographic area as a percentage of loan type	12.90%
Construction | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 64,510,000
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	5.80%
Construction | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 47,763,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	4.30%
Construction | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 107,071,000
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	9.60%
Construction | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,093,639,000
Ratio of loans by geographic location to total loans	9.90%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial real estate | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 482,802,000
Ratio of loans by geographic location to total loans	4.40%
Percentage of loans by geographic area as a percentage of loan type	44.00%
Commercial real estate | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 171,093,000
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	15.60%
Commercial real estate | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 38,302,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.50%
Commercial real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 277,438,000
Ratio of loans by geographic location to total loans	2.50%
Percentage of loans by geographic area as a percentage of loan type	25.40%
Commercial real estate | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 11,499,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.10%
Commercial real estate | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 34,075,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Commercial real estate | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 68,385,000
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	6.30%
Commercial real estate | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,151,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Commercial real estate | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,894,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 978,589,000
Ratio of loans by geographic location to total loans	9.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial & industrial | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 500,540,000
Ratio of loans by geographic location to total loans	4.60%
Percentage of loans by geographic area as a percentage of loan type	51.00%
Commercial & industrial | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 203,377,000
Ratio of loans by geographic location to total loans	1.90%
Percentage of loans by geographic area as a percentage of loan type	20.80%
Commercial & industrial | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 47,584,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	4.90%
Commercial & industrial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 94,215,000
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	9.60%
Commercial & industrial | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 46,497,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	4.80%
Commercial & industrial | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 16,627,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Commercial & industrial | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,860,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.10%
Commercial & industrial | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 42,594,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	4.40%
Commercial & industrial | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 16,295,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 139,002,000
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 41,212,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	29.60%
Consumer | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,152,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.30%
Consumer | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 309,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 91,874,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	66.10%
Consumer | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 39,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 141,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,110,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.80%
Consumer | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,085,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.80%
Consumer | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 80,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 149,717,000
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	100.00%
HELOC | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 88,681,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	59.10%
HELOC | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 13,711,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.20%
HELOC | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 15,838,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	10.60%
HELOC | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,030,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.70%
HELOC | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,573,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.10%
HELOC | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,973,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.70%
HELOC | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 13,790,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.20%
HELOC | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 305,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
HELOC | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,816,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.20%
Loans Receivable from Related Party Including Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted to officers, directors, and related interests	$ 57,153,000	$ 55,965,000